Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 1,376	$ 1,585
South America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	409	434
Europe Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	352	457
Asia Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	313	317
North America Region Member
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	196	242
Israel [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	80	104
Other [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 26	$ 31